Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2019
Summary of Stock-Based Compensation Plan

The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2019:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	7,216,000	1
Exercised during fiscal year	2,971,000	1

Outstanding at end of fiscal year	4,245,000	1	14.81	723

Exercisable at end of fiscal year	—	—	—	—

Activities Related to Stock Compensation Program

The following table presents activities related to the stock compensation programs for the fiscal years ended March 31, 2018 and 2019:

	Stock Compensation I		Stock Compensation II
2018	Number of shares	Weighted-average grant-date fair value	Number of shares	Weighted-average grant-date fair value
		(per share in yen)		(per share in yen)
Nonvested at the beginning of the year	—	—	9,000,000	158.68
Granted during fiscal year	—	—	8,130,000	196.94
Vested during fiscal year	—	—	3,810,594	158.68
Forfeited during fiscal year	—	—	—	—

Nonvested at the end of the year	—	—	13,319,406	182.04

	Stock Compensation I		Stock Compensation II
2019	Number of shares	Weighted-average grant-date fair value	Number of shares	Weighted-average grant-date fair value
		(per share in yen)		(per share in yen)
Nonvested at the beginning of the year	—	—	13,319,406	182.04
Granted during fiscal year	3,770,065	189.24	6,906,635	189.24
Vested during fiscal year	3,770,065	189.24	5,068,949	187.48
Forfeited during fiscal year	—	—	—	—

Nonvested at the end of the year	—	—	15,157,092	183.50

Note: Stock Compensation I was introduced in the fiscal year ended March 31, 2019.

Total Fair Value of Stock Compensation that Vested and Common Stock Acquired

The following table presents the total fair value of the stock compensation that vested and the total amount of the common stock acquired from the stock market by the trustee for the fiscal years ended March 31, 2018 and 2019:

	2018		2019
	Stock Compensation I	Stock Compensation II	Stock Compensation I	Stock Compensation II
	(in millions of yen)
Fair value of vested shares	—	782	713	930
Common stock shares acquired	—	1,601	713	1,307

Schedule Of Stock-Based Compensation Expense

The following table presents the compensation cost recognized in the stock compensation programs for the fiscal years ended March 31, 2017, 2018 and 2019:

	2017	2018	2019
	(in millions of yen)
Stock Compensation I:	—	—	713
Stock Compensation II:	354	868	1,287